MARKETABLE SECURITIES	0 Months Ended
Dec. 31, 2013
Marketable Securities [Abstract]
Marketable Securities

NOTE 4—INVESTMENT IN SECURITIES:

  Available-for-sale securities

Available-for-sale securities are comprised mainly of debt securities, equity securities and money market funds.

At December 31, 2013 and 2012, the fair value, amortized cost and gross unrealized holding gains and losses of such securities are as follows:

	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses

	(U.S. $ in millions)
December 31, 2013	$216	$213	$25	$22
December 31, 2012	$541	$533	$27	$19

Investments in securities are classified based on the initial maturity as well as the intended time of realization.

Investments in securities are presented in the balance sheet as follows:

	December 31,
	2013	2012

	(U.S. $ in millions)
Other non-current assets	$179	$205
Other current assets	28	5
Cash and cash equivalents, mainly money market funds	9	331
	$216	$541

b.	Contractual maturities
The contractual maturities of debt securities are as follows:
		December 31,
		2013

		(U.S. $ in millions)
	2014	$37
	2015	0
	2016	1
	2017	0
	2018	0
	2019 and thereafter	108
		$146